SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Federal deposit insurance corporation	$ 250,000
Insured limits	1,186,214	$ 449,991
Allowance for credit losses	282,058	171,009
Advertising costs	$ 46,726	$ 43,299	$ 421
Ordinary share equivalents	1,246,687	63,671
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk, percentage	66.00%	42.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk, percentage		16.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk, percentage	33.00%	17.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk, percentage		11.00%